CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Total revenue	$ 2,181,294	$ 1,921,150	$ 1,648,016
Cost of revenue:
Total cost of revenue	683,688	624,456	561,952
Gross profit	1,497,606	1,296,694	1,086,064
Operating expenses:
Research and development, net	306,073	271,187	218,182
Selling and marketing	609,833	536,192	445,102
General and administrative	246,527	225,406	180,733
Total operating expenses	1,162,433	1,032,785	844,017
Operating income	335,173	263,909	242,047
Financial expenses (income) and other, net	(10,159)	23,290	4,859
Income before taxes on income	345,332	240,619	237,188
Taxes on income	79,387	41,396	40,842
Net income	$ 265,945	$ 199,223	$ 196,346
Basic earnings per share (in usd per share)	$ 4.17	$ 3.15	$ 3.13
Diluted earnings per share (in usd per share)	$ 4.00	$ 2.98	$ 2.98
Weighted average number of shares (in thousands) used in computing:
Basic earnings per share (in shares)	63,790	63,189	62,710
Diluted earnings per share (in shares)	66,465	66,896	65,956
Cloud
Revenue:
Total revenue	$ 1,295,323	$ 1,018,624	$ 777,331
Cost of revenue:
Total cost of revenue	472,805	410,671	339,985
Services
Revenue:
Total revenue	650,116	660,083	687,532
Cost of revenue:
Total cost of revenue	183,938	191,137	199,803
Product
Revenue:
Total revenue	235,855	242,443	183,153
Cost of revenue:
Total cost of revenue	$ 26,945	$ 22,648	$ 22,164